Intangible assets and goodwill (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 223,084	$ 224,216
Additions	10,255	2,856
Other increases / decreases for foreign currency exchange rates	6	(6)
Decreases through sale	(136)	(1,314)
Impairment losses recognized in profit for the year	(1,798)	(1,053)
Other increases (decreases)	309	2,479
Amortization	(11,347)	(4,094)
Total increases (decreases)	(2,711)	(1,132)
Closing balance	220,373	223,084
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	260,317	256,049
Additions	10,255	2,856
Other increases / decreases for foreign currency exchange rates	6	(9)
Decreases through sale	(136)	(1,314)
Other increases (decreases)	311	2,735
Total increases (decreases)	10,436	4,268
Closing balance	270,753	260,317
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(37,233)	(31,833)
Other increases / decreases for foreign currency exchange rates	0	3
Impairment losses recognized in profit for the year	(1,798)	(1,053)
Other increases (decreases)	(2)	(256)
Amortization	(11,347)	(4,094)
Total increases (decreases)	(13,147)	(5,400)
Closing balance	(50,380)	(37,233)
Indeifinite Intangible assets [Member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	34,726	34,866
Additions	7,380	0
Other increases / decreases for foreign currency exchange rates	0	0
Decreases through sale	0	0
Impairment losses recognized in profit for the year	(140)	(140)
Other increases (decreases)	0	0
Amortization	0	0
Total increases (decreases)	7,240	(140)
Closing balance	41,966	34,726
Indeifinite Intangible assets [Member] | Gross carrying amount [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	38,120	38,120
Additions	7,380	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Total increases (decreases)	7,380	0
Closing balance	45,500	38,120
Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(3,394)	(3,254)
Other increases / decreases for foreign currency exchange rates	0	0
Impairment losses recognized in profit for the year	(140)	(140)
Other increases (decreases)	0	0
Amortization	0	0
Total increases (decreases)	(140)	(140)
Closing balance	(3,534)	(3,394)
IT programs [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	6,011	4,568
Additions	508	2,606
Other increases / decreases for foreign currency exchange rates	5	(4)
Decreases through sale	0	0
Impairment losses recognized in profit for the year	(14)	0
Other increases (decreases)	297	2,479
Amortization	(1,981)	(3,638)
Total increases (decreases)	(1,185)	1,443
Closing balance	4,826	6,011
IT programs [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	34,471	29,137
Additions	508	2,606
Other increases / decreases for foreign currency exchange rates	5	(7)
Decreases through sale	0	0
Other increases (decreases)	297	2,735
Total increases (decreases)	810	5,334
Closing balance	35,281	34,471
IT programs [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(28,460)	(24,569)
Other increases / decreases for foreign currency exchange rates	0	3
Impairment losses recognized in profit for the year	(14)	0
Other increases (decreases)	0	(256)
Amortization	(1,981)	(3,638)
Total increases (decreases)	(1,995)	(3,891)
Closing balance	(30,455)	(28,460)
Mining rights [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	157,570	159,256
Additions	2,295	227
Other increases / decreases for foreign currency exchange rates	0	0
Decreases through sale	(136)	(1,314)
Impairment losses recognized in profit for the year	(654)	(481)
Other increases (decreases)	(2)	0
Amortization	(9,027)	(118)
Total increases (decreases)	(7,524)	(1,686)
Closing balance	150,046	157,570
Mining rights [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	158,337	159,424
Additions	2,295	227
Other increases / decreases for foreign currency exchange rates	0	0
Decreases through sale	(136)	(1,314)
Other increases (decreases)	0	0
Total increases (decreases)	2,159	(1,087)
Closing balance	160,496	158,337
Mining rights [Member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(767)	(168)
Other increases / decreases for foreign currency exchange rates	0	0
Impairment losses recognized in profit for the year	(654)	(481)
Other increases (decreases)	(2)	0
Amortization	(9,027)	(118)
Total increases (decreases)	(9,683)	(599)
Closing balance	(10,450)	(767)
Water rights and rights of way [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	23,342	23,776
Additions	0	0
Other increases / decreases for foreign currency exchange rates	1	(2)
Decreases through sale	0
Impairment losses recognized in profit for the year	0	(432)
Other increases (decreases)	0	0
Amortization	0	0
Total increases (decreases)	1	(434)
Closing balance	23,343	23,342
Water rights and rights of way [member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	25,423	25,425
Additions	0	0
Other increases / decreases for foreign currency exchange rates	1	(2)
Decreases through sale	0	0
Other increases (decreases)	0	0
Total increases (decreases)	1	(2)
Closing balance	25,424	25,423
Water rights and rights of way [member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,081)	(1,649)
Other increases / decreases for foreign currency exchange rates	0	0
Impairment losses recognized in profit for the year	0	(432)
Other increases (decreases)	0	0
Amortization	0	0
Total increases (decreases)	0	(432)
Closing balance	(2,081)	(2,081)
Customer-related intangible assets [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,273	1,573
Additions	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Decreases through sale	0	0
Impairment losses recognized in profit for the year	(990)	0
Other increases (decreases)	0	0
Amortization	(283)	(300)
Total increases (decreases)	(1,273)	(300)
Closing balance	0	1,273
Customer-related intangible assets [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,778	1,778
Additions	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Decreases through sale	0	0
Other increases (decreases)	0	0
Total increases (decreases)	0	0
Closing balance	1,778	1,778
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(505)	(205)
Other increases / decreases for foreign currency exchange rates	0	0
Impairment losses recognized in profit for the year	(990)	0
Other increases (decreases)	0	0
Amortization	(283)	(300)
Total increases (decreases)	(1,273)	(300)
Closing balance	(1,778)	(505)
Other Intangible Assets [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	162	177
Additions	72	23
Other increases / decreases for foreign currency exchange rates	0	0
Decreases through sale	0	0
Impairment losses recognized in profit for the year	0	0
Other increases (decreases)	14	0
Amortization	(56)	(38)
Total increases (decreases)	30	(15)
Closing balance	192	162
Other Intangible Assets [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	2,188	2,165
Additions	72	23
Other increases / decreases for foreign currency exchange rates	0	0
Decreases through sale	0	0
Other increases (decreases)	14	0
Total increases (decreases)	86	23
Closing balance	2,274	2,188
Other Intangible Assets [Member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,026)	(1,988)
Other increases / decreases for foreign currency exchange rates	0	0
Impairment losses recognized in profit for the year	0	0
Other increases (decreases)	0	0
Amortization	(56)	(38)
Total increases (decreases)	(56)	(38)
Closing balance	$ (2,082)	$ (2,026)